Prepaid and Other Assets	12 Months Ended
Dec. 31, 2025
Disclosure Text Block Supplement [Abstract]
Prepaid and other assets

10. Prepaid and other assets

Prepaid and other assets consisted of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
	In thousands of USD
Deposit of Haicang property	$4,610	$4,507
Deposits to software developer	16,219	11,407
The deposits for potential acquisition	142	139
Other current assets	237	372
Total	$21,208	$16,425

On May 18, 2023, the Company (the “Buyer”) entered into a pre-sale agreement with Xiamen Haicang District People’s Government (the “Seller”), pursuant to which the Company agreed to purchase the Service industrial park building, located in Haicang District of Xiamen City. The buyer immediately pays $4.48 million (RMB 32.4 million) deposit at the time of signing this agreement and the remaining shall be settled at the Closing. The building was estimated to be put into use on December 31, 2028.

On May 5, 2023, the Company made the first deposit of $$3.53 million (RMB 25 million) to ZhongYi Digital Intelligence Technology Co., Ltd to purchase the ChatGPT Accounting Intelligent System; On December 15, 2023, the Company made second deposit of $2.12 million (RMB 15 million) to the software developer. On September 25, 2024, the Company made third deposit of $1.39 million (RMB 10 million) to the software developer. On October 14, 2024, the Company made fourth deposit of $4.45 million (RMB 32 million) to the software developer. On Novement 28, 2025, the Company made fifth deposit of $4.55 million (RMB 32 million) to the software developer. The software development service is in progress and anticipated to be completed by 2026.

On October 22, 2024, the Company entered into a letter of intent for equity acquisition with an unrelated third-party company, pursuant to which the Company intends to acquire equity interests in the target company. The Company paid a goodwill deposit of RMB 1 million, which is refundable. The final purchase price will be determined as no less than 8 times the average audited net profit of the target company for the three-year period from 2024 to 2026, with specific terms subject to the formal equity transfer documents to be mutually agreed in the future. Due diligence is currently in progress, and the specific timing of the acquisition will be negotiated upon completion of such due diligence.